Revenues (Schedule of Composition of Revenues By Type) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Revenues from equipment	₪ 878	₪ 932	₪ 904
Revenues from services
Cellular services	1,543	1,541	1,581
Land-line communications services	1,153	1,111	1,068
Other services	102	124	135
Total revenues from services	2,798	2,776	2,784
Total revenues	₪ 3,676	₪ 3,708	₪ 3,688